Note 13 - Income Taxes - Deferred Tax Assets (Liabilities) (Details) - CAD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Non-capital loss carry forwards	$ 13,736,053	$ 8,711,881
Unrecognized deferred tax assets	(13,736,053)	(8,711,881)
Net deferred income tax assets	0	0
Unused tax losses [member]
Statement Line Items [Line Items]
Non-capital loss carry forwards	8,119,908	5,655,576
Capital assets [member]
Statement Line Items [Line Items]
Non-capital loss carry forwards	2,979,317	740,484
Mineral property interests [member]
Statement Line Items [Line Items]
Non-capital loss carry forwards	1,765,416	1,765,416
Share issue costs [member]
Statement Line Items [Line Items]
Non-capital loss carry forwards	$ 871,412	$ 550,405